Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.3%
AGL Energy Ltd.	9,625	$131,164
BHP Group PLC	49,819	1,053,886
BlueScope Steel Ltd.	10,857	99,708
CIMIC Group Ltd.	3,465	78,802
Coca-Cola Amatil Ltd.	10,241	71,614
Cochlear Ltd.	1,309	190,774
Dexus	26,026	214,629
Flight Centre Travel Group Ltd.	1,848	54,225
Fortescue Metals Group Ltd.	32,263	198,048
GPT Group (The)	44,044	180,548
Harvey Norman Holdings Ltd.	20,750	58,469
Medibank Pvt Ltd.	41,965	97,722
Mirvac Group	87,597	193,723
Rio Tinto Ltd.	9,779	612,281
South32 Ltd.	129,976	228,345
Telstra Corp. Ltd.	100,716	242,165
Washington H Soul Pattinson & Co. Ltd.	3,850	57,611

		3,763,714

Belgium — 0.6%
Ageas	5,005	288,349
Colruyt SA	2,079	115,601
Proximus SADP	1,771	54,394
UCB SA	2,926	235,885

		694,229

Brazil — 1.1%
Banco BTG Pactual SA	7,700	124,599
BB Seguridade Participacoes SA	15,400	130,315
BR Malls Participacoes SA	77,000	294,428
Centrais Eletricas Brasileiras SA	7,700	75,880
Cia. de Saneamento Basico do Estado de Sao Paulo	8,100	110,209
Engie Brasil Energia SA	7,750	87,377
Hypera SA	7,700	65,829
Petrobras Distribuidora SA	7,700	54,244
Sul America SA	8,350	100,444
TIM Participacoes SA	61,617	175,285

		1,218,610

Canada — 3.2%
Atco Ltd./Canada, Class I, NVS	924	32,549
CAE Inc.	8,239	207,049
CGI Inc.(a)	3,465	269,903
CI Financial Corp.	6,699	97,706
Constellation Software Inc./Canada	539	533,456
Empire Co. Ltd., Class A, NVS	4,543	120,872
First Capital Realty Inc.	4,474	74,206
Gildan Activewear Inc.	3,465	88,711
H&R Real Estate Investment Trust	5,621	95,284
iA Financial Corp. Inc.	3,404	164,276
Kinross Gold Corp.(a)	29,414	143,226
Kirkland Lake Gold Ltd.	4,928	231,899
Loblaw Companies Ltd.	4,081	218,092
Magna International Inc.	7,700	414,893
Methanex Corp.	1,771	67,250
Metro Inc.	6,545	277,366
RioCan REIT	5,236	105,290
SmartCentres Real Estate Investment Trust	2,695	65,286
Teck Resources Ltd., Class B	13,398	212,231
Tourmaline Oil Corp.	4,158	35,748
West Fraser Timber Co. Ltd.	1,463	67,788

Security	Shares	Value

Canada (continued)
WSP Global Inc.	1,540	$96,289

		3,619,370

Chile — 0.1%
Aguas Andinas SA, Class A	197,197	90,479

China — 8.1%
51job Inc., ADR(a)	770	60,653
Agricultural Bank of China Ltd., Class H	77,000	31,733
Angang Steel Co. Ltd., Class A	40,120	17,028
Anhui Conch Cement Co. Ltd., Class H	38,500	230,626
BOC Aviation Ltd.(b)	7,700	72,405
China Agri-Industries Holdings Ltd.	385,000	127,225
China Conch Venture Holdings Ltd.	38,500	150,803
China Construction Bank Corp., Class H	2,156,000	1,735,759
China Everbright Bank Co. Ltd., Class H	154,000	70,932
China Jinmao Holdings Group Ltd.	154,000	102,762
China Longyuan Power Group Corp. Ltd., Class H	77,000	41,655
China Mobile Ltd.	154,000	1,253,582
China Petroleum & Chemical Corp., Class H	616,000	353,675
China Railway Construction Corp. Ltd., Class H	192,500	210,731
China Railway Group Ltd., Class H	77,000	46,469
China Renewable Energy Investment Ltd.(a)(c)	659	0	(d)
China Resources Pharmaceutical Group Ltd.(b)	38,500	35,613
China Shenhua Energy Co. Ltd., Class H	77,000	156,600
China Telecom Corp. Ltd., Class H	308,000	131,253
China Unicom Hong Kong Ltd.	154,000	152,670
CNOOC Ltd.	462,000	693,203
Dali Foods Group Co. Ltd.(b)	115,500	79,135
Daqin Railway Co. Ltd., Class A	92,400	100,078
Dongfeng Motor Group Co. Ltd., Class H	162,000	162,874
Guangdong Investment Ltd.	162,000	351,379
Guangzhou R&F Properties Co. Ltd., Class H	30,800	47,864
Huaneng Renewables Corp. Ltd., Class H	154,000	58,946
Inner Mongolia Yitai Coal Co. Ltd., Class B	71,100	62,070
Kingboard Holdings Ltd.	38,500	102,910
Kingdee International Software Group Co. Ltd.	154,000	169,371
Kunlun Energy Co. Ltd.	154,000	143,631
Lee & Man Paper Manufacturing Ltd.	79,000	44,047
Li Ning Co. Ltd.	115,500	392,727
Luye Pharma Group Ltd.(b)	115,500	85,619
New Hope Liuhe Co. Ltd., Class A	7,700	24,112
Nine Dragons Paper Holdings Ltd.	79,000	68,742
PICC Property & Casualty Co. Ltd., Class H	198,000	251,362
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,800	55,723
Shimao Property Holdings Ltd.	38,500	129,435
Shui On Land Ltd.	308,000	62,090
Sihuan Pharmaceutical Holdings Group Ltd.	462,000	60,714
Sun Art Retail Group Ltd.	77,000	78,693
Towngas China Co. Ltd.	77,000	59,437
Want Want China Holdings Ltd.	385,000	325,185
Weichai Power Co. Ltd., Class A	38,899	63,832
Yuexiu Property Co. Ltd.	770,000	169,961
Yum China Holdings Inc.	9,163	389,427
YY Inc., ADR(a)	1,386	78,780

		9,293,521

Denmark — 0.1%
H Lundbeck A/S	1,925	65,694

Finland — 0.3%
Elisa OYJ	5,236	286,060

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Orion OYJ, Class B	2,387	$105,830

		391,890

France — 1.7%
Arkema SA	2,026	207,135
BioMerieux	693	56,710
Cie. Generale des Etablissements Michelin SCA	4,312	524,846
Eutelsat Communications SA	5,544	105,148
Faurecia SE	2,233	104,084
Ipsen SA	1,001	106,651
Peugeot SA	10,857	274,956
Sartorius Stedim Biotech	770	115,285
SCOR SE	4,466	188,239
Societe BIC SA	847	58,823
Ubisoft Entertainment SA(a)	1,771	104,600
Worldline SA/France(a)(b)	1,078	65,485

		1,911,962

Germany — 0.7%
Covestro AG(b)	3,850	184,911
Deutsche Lufthansa AG, Registered	6,468	112,173
Hannover Rueck SE	1,540	272,835
HUGO BOSS AG	1,779	74,864
METRO AG	3,388	55,185
RTL Group SA	1,155	58,708

		758,676

Greece — 0.0%
FF Group(a)(c)	165	2

Hong Kong — 2.1%
CK Asset Holdings Ltd.	77,000	537,390
Hongkong Land Holdings Ltd.	53,900	296,450
Kerry Properties Ltd.	38,500	124,769
Link REIT	38,500	419,744
New World Development Co. Ltd.	231,000	331,276
NWS Holdings Ltd.	81,000	120,709
Sino Land Co. Ltd.	162,000	242,658
Swire Properties Ltd.	62,800	197,910
Yue Yuen Industrial Holdings Ltd.	38,500	108,558

		2,379,464

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,854	77,747

India — 0.5%
Divi’s Laboratories Ltd.	1,925	47,632
Dr. Reddy’s Laboratories Ltd.	2,618	102,728
GAIL India Ltd.	46,610	90,258
Glenmark Pharmaceuticals Ltd.	5,005	22,256
Hindustan Petroleum Corp. Ltd.	18,788	86,154
Indian Oil Corp. Ltd.	39,655	82,073
Petronet LNG Ltd.	9,317	37,621
REC Ltd.	21,175	41,736
Tech Mahindra Ltd.	9,856	102,689

		613,147

Indonesia — 0.2%
Adaro Energy Tbk PT	438,900	40,960
Charoen Pokphand Indonesia Tbk PT	161,700	72,573
Indah Kiat Pulp & Paper Corp. Tbk PT	84,700	43,898
Kalbe Farma Tbk PT	785,400	89,244

		246,675

Security	Shares	Value

Israel — 0.1%
Israel Chemicals Ltd.	18,865	$83,790

Italy — 0.4%
Fiat Chrysler Automobiles NV	26,873	417,574
Moncler SpA	2,541	97,916

		515,490

Japan — 4.5%
Alfresa Holdings Corp.	7,700	173,224
Astellas Pharma Inc.	42,500	730,644
Brother Industries Ltd.	8,100	153,975
Dai Nippon Printing Co. Ltd.	7,700	207,128
Daicel Corp.	7,700	69,518
Electric Power Development Co. Ltd.	7,700	187,612
ITOCHU Corp.	38,500	808,783
JSR Corp.	7,700	145,944
Kakaku.com Inc.	7,700	179,706
Kobe Steel Ltd.	7,700	41,882
Konica Minolta Inc.	15,400	113,821
Marubeni Corp.	61,600	436,365
Medipal Holdings Corp.	8,100	185,969
NEC Corp.	8,100	322,187
Obayashi Corp.	15,400	159,549
Sekisui Chemical Co. Ltd.	15,400	270,520
Stanley Electric Co. Ltd.	8,100	227,029
Teijin Ltd.	7,700	155,418
Tokyo Electric Power Co. Holdings Inc.(a)	53,900	250,292
Toppan Printing Co. Ltd.	500	9,301
Tosoh Corp.	15,800	218,939
Yokogawa Electric Corp.	7,700	142,240

		5,190,046

Malaysia — 0.0%
AirAsia Group Bhd	84,700	38,717

Netherlands — 1.0%
AerCap Holdings NV(a)(e)	3,542	205,011
Koninklijke Ahold Delhaize NV	24,871	619,460
Koninklijke Vopak NV	1,771	97,190
NN Group NV	7,546	287,667

		1,209,328

Philippines — 0.1%
Globe Telecom Inc.	4,860	174,690

Poland — 0.1%
Jastrzebska Spolka Weglowa SA	2,233	11,332
PGE Polska Grupa Energetyczna SA(a)	31,647	67,939

		79,271

Qatar — 0.2%
Barwa Real Estate Co.	31,706	29,607
Mesaieed Petrochemical Holding Co.	107,800	73,584
Ooredoo QPSC	34,492	68,748
Qatar Electricity & Water Co. QSC	7,000	30,198
Qatar Fuel QSC	11,150	67,280

		269,417

Russia — 1.5%
Gazprom PJSC	24,300	98,609
Gazprom PJSC, ADR	34,881	279,188
LUKOIL PJSC, ADR	10,890	1,001,444
LUKOIL PJSC, ADR, New	1,122	103,291
Surgutneftegas PJSC, ADR	37,486	247,408

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Surgutneftegas PJSC, ADR, New	4,710	$31,180

		1,761,120

Saudi Arabia — 0.4%
Advanced Petrochemical Co.	1,609	19,950
Bupa Arabia for Cooperative Insurance Co.	616	17,641
Jarir Marketing Co.	1,232	52,036
Riyad Bank	13,937	82,500
Samba Financial Group	9,625	71,091
Saudi British Bank (The)	1,540	13,387
Saudi Cement Co.	1,540	28,169
Saudi Telecom Co.	4,774	121,950
Yanbu National Petrochemical Co.	1,771	23,517

		430,241

Singapore — 0.2%
ComfortDelGro Corp. Ltd.	69,300	117,117
Yangzijiang Shipbuilding Holdings Ltd.	92,400	64,838

		181,955

South Africa — 0.5%
Anglo American Platinum Ltd.	1,463	109,523
AngloGold Ashanti Ltd.	9,702	212,795
Exxaro Resources Ltd.	5,775	47,274
Kumba Iron Ore Ltd.	2,849	69,597
Mondi PLC	5,852	121,403
Telkom SA SOC Ltd.	6,853	31,455

		592,047

South Korea — 1.6%
Daelim Industrial Co. Ltd.	462	36,136
DB Insurance Co. Ltd.	1,463	63,502
GS Holdings Corp.	1,463	62,433
Hankook Tire & Technology Co. Ltd.	2,772	73,979
Hyundai Marine & Fire Insurance Co. Ltd.	2,002	43,449
Kia Motors Corp.	5,775	211,205
LG Corp.	2,849	169,943
LG Uplus Corp.	2,233	25,814
SK Hynix Inc.	13,321	938,865
SK Telecom Co. Ltd.	462	94,111
Woongjin Coway Co. Ltd.	847	66,831

		1,786,268

Spain — 0.1%
Mapfre SA	43,120	120,267

Sweden — 0.2%
Boliden AB	6,468	174,316
ICA Gruppen AB	2,310	102,381

		276,697

Switzerland — 1.5%
Adecco Group AG, Registered	3,927	232,735
Baloise Holding AG, Registered	1,236	228,223
Coca-Cola HBC AG	4,851	147,514
Sonova Holding AG, Registered	2,541	581,977
Swiss Life Holding AG, Registered	847	423,350
Swisscom AG, Registered	154	78,658

		1,692,457

Taiwan — 0.9%
AU Optronics Corp.	308,000	78,921
Compal Electronics Inc.	539,000	322,261
Far Eastern New Century Corp.	77,000	74,874
Inventec Corp.	81,000	58,806

Security	Shares	Value

Taiwan (continued)
Novatek Microelectronics Corp.	2,000	$12,878
Phison Electronics Corp.	4,000	36,465
Synnex Technology International Corp.	81,000	96,725
Taiwan Business Bank	510,199	215,373
United Microelectronics Corp.	324,000	149,012
Winbond Electronics Corp.	77,000	43,381

		1,088,696

Thailand — 0.3%
PTT Exploration & Production PCL, NVDR	30,800	122,914
Robinson PCL, NVDR	100,100	216,312

		339,226

Turkey — 0.0%
Turkiye Sise ve Cam Fabrikalari AS	7,007	5,336

United Arab Emirates — 0.2%
Aldar Properties PJSC	177,716	113,710
Emaar Properties PJSC	60,291	70,094

		183,804

United Kingdom — 4.8%
3i Group PLC	25,333	369,768
Anglo American PLC	23,562	604,174
Barratt Developments PLC	27,720	226,409
Berkeley Group Holdings PLC	3,566	203,080
British Land Co. PLC (The)	12,859	103,265
Burberry Group PLC	11,858	313,636
Capri Holdings Ltd.(a)	3,850	119,619
Carnival PLC	4,774	191,010
Direct Line Insurance Group PLC	21,098	74,285
Hargreaves Lansdown PLC	7,238	165,965
Investec PLC	21,791	123,392
J Sainsbury PLC	42,735	112,534
Kingfisher PLC	42,042	112,722
Marks & Spencer Group PLC	33,174	77,913
Meggitt PLC	21,868	176,688
Mondi PLC	6,788	140,319
Pearson PLC	23,023	203,239
Persimmon PLC	8,713	256,723
Rio Tinto PLC	25,487	1,323,824
Segro PLC	28,259	308,700
Taylor Wimpey PLC	87,164	186,668
Wm Morrison Supermarkets PLC	59,675	153,551

		5,547,484

United States — 58.5%
Accenture PLC, Class A	13,860	2,569,921
Acuity Brands Inc.	1,463	182,568
Advance Auto Parts Inc.	1,386	225,197
AES Corp./VA	13,937	237,626
Affiliated Managers Group Inc.	1,617	129,166
Aflac Inc.	19,558	1,039,702
Agilent Technologies Inc.	7,931	600,773
Akamai Technologies Inc.(a)	4,081	353,006
Align Technology Inc.(a)	1,848	466,232
Alliant Energy Corp.	5,621	299,824
Allstate Corp. (The)	7,392	786,657
Ally Financial Inc.	10,549	323,116
Ameren Corp.	7,931	616,239
ANSYS Inc.(a)	2,156	474,643
Anthem Inc.	6,160	1,657,533
Aon PLC	5,621	1,085,752

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Arch Capital Group Ltd.(a)	9,702	$405,155
Archer-Daniels-Midland Co.	12,782	537,355
Arrow Electronics Inc.(a)	1,771	140,405
Assurant Inc.	1,309	165,026
Athene Holding Ltd., Class A(a)	2,772	120,166
Atmos Energy Corp.	3,566	401,104
Autoliv Inc.	462	35,962
AutoZone Inc.(a)	539	616,821
Avery Dennison Corp.	2,156	275,666
AXA Equitable Holdings Inc.	4,389	94,802
Baxter International Inc.	10,626	815,014
Best Buy Co. Inc.	6,160	442,473
Biogen Inc.(a)	4,620	1,380,040
BorgWarner Inc.	5,005	208,608
Burlington Stores Inc.(a)	1,540	295,942
Cadence Design Systems Inc.(a)	7,315	478,035
Camden Property Trust	2,079	237,775
CDW Corp./DE	4,004	512,152
Cerner Corp.	7,161	480,646
CH Robinson Worldwide Inc.	3,696	279,565
Chipotle Mexican Grill Inc.(a)	616	479,347
CIT Group Inc.	924	39,630
Cooper Companies Inc. (The)	1,155	336,105
Copart Inc.(a)	5,467	451,793
Cummins Inc.	3,542	610,924
Darden Restaurants Inc.	3,080	345,792
Delta Air Lines Inc.	4,235	233,264
Discovery Inc., Class A(a)(e)	3,927	105,852
Discovery Inc., Class C, NVS(a)	7,315	184,631
Dollar General Corp.	5,852	938,310
Dover Corp.	3,003	311,982
Eaton Corp. PLC	9,394	818,311
Eaton Vance Corp., NVS	3,003	136,937
EPAM Systems Inc.(a)	770	135,489
Erie Indemnity Co., Class A, NVS	693	127,699
Exelon Corp.	19,635	893,196
Expeditors International of Washington Inc.	4,389	320,134
F5 Networks Inc.(a)	1,232	177,507
FactSet Research Systems Inc.	539	136,647
Fastenal Co.	14,938	536,872
Fidelity National Financial Inc.	7,084	324,731
Flex Ltd.(a)	13,629	160,141
FLIR Systems Inc.	3,773	194,536
Fluor Corp.	3,542	57,062
Fortinet Inc.(a)	3,003	244,925
Franklin Resources Inc.	5,236	144,252
Gap Inc. (The)	6,160	100,162
Garmin Ltd.	3,003	281,531
Globe Life Inc.	2,464	239,821
H&R Block Inc.	4,235	105,833
Hartford Financial Services Group Inc. (The)	8,547	487,863
HCA Healthcare Inc.	6,699	894,584
HD Supply Holdings Inc.(a)	1,694	66,981
Healthpeak Properties Inc.	10,164	382,370
Henry Schein Inc.(a)(e)	3,234	202,400
Hewlett Packard Enterprise Co.	30,877	506,692
HollyFrontier Corp.	4,466	245,362
Hormel Foods Corp.	7,546	308,556
Huntington Ingalls Industries Inc.	1,001	225,886
IAC/InterActiveCorp.(a)	1,848	419,958

Security	Shares	Value

United States (continued)
IDEX Corp.	1,771	$275,444
Ingredion Inc.	1,848	145,992
Intel Corp.	58,135	3,286,371
Interpublic Group of Companies Inc. (The)	7,854	170,824
Intuit Inc.	5,852	1,506,890
Jack Henry & Associates Inc.	1,317	186,434
Jacobs Engineering Group Inc.	3,311	309,843
Jazz Pharmaceuticals PLC(a)	1,463	183,797
JB Hunt Transport Services Inc.	1,694	199,147
JM Smucker Co. (The)	2,926	309,220
Jones Lang LaSalle Inc.	1,309	191,795
Juniper Networks Inc.	8,547	212,136
Keysight Technologies Inc.(a)	3,850	388,503
Kimco Realty Corp.	10,010	215,816
KLA Corp.	3,927	663,820
Kohl’s Corp.	4,466	228,927
Kroger Co. (The)	19,173	472,423
Laboratory Corp. of America Holdings(a)	1,925	317,182
Lear Corp.	1,078	126,956
Leggett & Platt Inc.	4,004	205,405
Lennox International Inc.	1,232	304,747
Liberty Property Trust	3,157	186,484
Lincoln National Corp.	5,159	291,380
Loews Corp.	6,853	335,797
Lululemon Athletica Inc.(a)	2,618	534,779
LyondellBasell Industries NV, Class A	7,546	676,876
Macy’s Inc.	7,854	119,067
ManpowerGroup Inc.	1,386	126,015
MarketAxess Holdings Inc.	909	335,048
Maxim Integrated Products Inc.	6,314	370,379
Mettler-Toledo International Inc.(a)	616	434,243
Micron Technology Inc.(a)	27,720	1,318,086
Microsoft Corp.	770	110,395
Motorola Solutions Inc.	4,081	678,752
MSCI Inc.	2,310	541,834
National Retail Properties Inc.	3,927	231,340
NetApp Inc.	6,083	339,918
Nordstrom Inc.	3,157	113,336
NRG Energy Inc.	8,855	355,263
NVR Inc.(a)	81	294,564
OGE Energy Corp.	5,082	218,831
Old Dominion Freight Line Inc.	1,700	309,536
Owens Corning	3,003	184,024
Paychex Inc.	8,470	708,431
Pinnacle West Capital Corp.	2,233	210,170
Progressive Corp. (The)	14,861	1,035,812
PVH Corp.	1,617	140,938
Quest Diagnostics Inc.	3,619	366,424
Ralph Lauren Corp.	1,386	133,139
Raymond James Financial Inc.	2,387	199,291
Reinsurance Group of America Inc.	1,536	249,554
ResMed Inc.	3,696	546,712
Robert Half International Inc.	3,234	185,211
Rockwell Automation Inc.	2,772	476,756
Rollins Inc.	3,927	149,658
Ross Stores Inc.	9,086	996,462
Seagate Technology PLC	5,621	326,187
SEI Investments Co.	3,465	207,623
Skyworks Solutions Inc.	4,235	385,639
Snap-on Inc.	1,078	175,358

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Southwest Airlines Co.	3,850	$216,100
Spirit AeroSystems Holdings Inc., Class A	2,387	195,304
Synopsys Inc.(a)	3,850	522,637
T Rowe Price Group Inc.	6,330	733,014
Target Corp.	12,859	1,374,756
TE Connectivity Ltd.	9,086	813,197
Teleflex Inc.	1,155	401,258
Textron Inc.	5,544	255,523
Tiffany & Co.	2,695	335,554
Tractor Supply Co.	2,618	248,762
TripAdvisor Inc.(a)	2,079	83,992
Tyson Foods Inc., Class A	6,776	560,985
UGI Corp.	3,619	172,518
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,309	305,193
United Airlines Holdings Inc.(a)	1,540	139,894
United Rentals Inc.(a)	1,694	226,268
Universal Health Services Inc., Class B	1,771	243,442
Unum Group	5,698	156,923
Varian Medical Systems Inc.(a)	2,411	291,273
VEREIT Inc.	14,399	141,686
Viacom Inc., Class B, NVS	8,316	179,293
Voya Financial Inc.	4,697	253,450
WABCO Holdings Inc.(a)	1,155	155,486
Waters Corp.(a)	1,617	342,189
WellCare Health Plans Inc.(a)	1,155	342,573
WR Berkley Corp.	3,542	247,586
WW Grainger Inc.	1,386	428,052
Xerox Holdings Corp.(a)	3,850	130,630
Xilinx Inc.	6,853	621,841
Zebra Technologies Corp., Class A(a)	1,309	311,372
Zions Bancorp. N.A.	4,543	220,199

		67,036,669

Total Common Stocks — 99.2% (Cost: $107,746,422)		113,728,196

Preferred Stocks

Brazil — 0.3%
Itausa-Investimentos Itau SA, Preference Shares, NVS	53,976	184,339

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA, Preference Shares, NVS	7,700	$101,813

		286,152

Germany — 0.2%
Porsche Automobil Holding SE, Preference Shares, NVS	3,542	260,808

Total Preferred Stocks — 0.5% (Cost: $474,937)		546,960

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(f)(g)(h)	525,608	525,871
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(f)(g)	102,000	102,000

		627,871

Total Short-Term Investments — 0.6% (Cost: $627,815)		627,871

Total Investments in Securities — 100.3% (Cost: $108,849,174)		114,903,027

Other Assets, Less Liabilities — (0.3)%		(300,302)

Net Assets — 100.0%		$114,602,725

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds less than 1.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	343,737	181,871	525,608	$525,871	$662	(a)	$3	$(31)
BlackRock Cash Funds: Treasury, SL Agency Shares	65,000	37,000	102,000	102,000	498		—	—

				$627,871	$1,160		$3	$(31)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Global ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE E-Mini	1	12/20/19	$98	$2,442
S&P 500 E-Mini Index	1	12/20/19	152	1,348

				$3,790

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$113,728,194	$—	$2	$113,728,196
Preferred Stocks	546,960	—	—	546,960
Money Market Funds	627,871	—	—	627,871

	$114,903,025	$—	$2	$114,903,027

Derivative financial instruments(a)
Assets
Futures Contracts	$3,790	$—	$—	$3,790

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares